Concentration of Credit Risks and Uncertainties and Commitments	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Concentration of Credit Risks and Uncertainties and Commitments

16.	Concentration of Credit Risks and Uncertainties and Commitments and Contingencies

Credit Risk

The Company’s practical operations are all carried out in the PRC. Accordingly, the Company’s business, financial condition, and results of operations may be influenced by the political, economic and legal environments in the PRC, and by the general state of the PRC's economy.

The Company’s operations in the PRC are subject to specific considerations and significant risks not typically associated with companies in North America and Western Europe. These include risks associated with, among others, the political, economic and legal environments and foreign currency exchange. The Company’s results may be adversely affected by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods of taxation, among other things.

Concentration of credit risk exists when changes in economic, industry or geographic factors similarly affect groups of counter parties whose aggregate credit exposure is material in relation to the Company’s total credit exposure.

For the years ended December 31, 2011 and 2010, there is no major customer that individually comprised more than 10% of the Company’s total sales.

There are two major vendor accounting for over 10% of the Company’s total purchases for the year ended December 31, 2011, with Shangdong Huangming Solar Power Sales Co. accounting for 45%, Hefei Ririshun Sales Co. accounting for 10%. The accounts payable balance as of December 31, 2011 for this one vendor was $0. There are three major vendors each accounting for over 10% of the Company’s total purchases for the year ended December 31, 2010, with Shangdong Huangming Solar Power Sales Co. accounting for 43%, Jiangsu Huayang Solar Power Sales Co. accounting for 17%, and Yangzhou Huiyin Ltd. accounting for12%. The accounts payable balance as of December 31, 2010 for these three vendors was $0.

The Company’s exposure to foreign currency exchange rate risk primarily relates to cash and cash equivalents and short-term investments, denominated in the U.S. dollar. Any significant revaluation of RMB may materially and adversely affect the cash flows, revenues, earnings and financial position of the Company.

Contingency

The Company is in litigation with its prior attorney, who commenced an action against  the company in the Supreme Court of the State of New York County of New York for approximately $145,308.14 plus accrued interest for legal services provided to China Financial Services, a financial advisory firm, on behalf of the Company. The Company intends to contest this action. According to the litigation time schedule, we do not expect a judgment to be entered as to the outcome of this litigation by December 2012 as possibly the earliest. The Company believes that there are defenses available to the Company. This amount has been accrued as of December 31, 2011 and is included in accrued expenses.

In connection with our private placement in July and August 2010, we entered into a Subscription Agreement with the investors which sets forth the rights of the investors to have the registrable shares registered with the SEC for public resale.  Pursuant to the registration rights provisions, we agreed to file the registration statement pursuant to the Subscription Agreement to be declared effective by the Securities and Exchange Commission (the “Commission”) by the date (the “Required Effectiveness Date”)  which is not later than the earlier of (x) one hundred eighty (180) calendar days after the final closing date of the Offerings dated July 9, 2010, or (y) ten (10) business days after oral or written notice to the Company or its counsel from the Commission that it may be declared effective.  The registration statement has not been declared effective before the Required Effectiveness Date (the “Required Effectiveness Failure”). As liquidated damages (“Liquidated Damages”), the Company shall deliver to the Subscribers, as on a pro-rata basis (determined by dividing each Subscriber’s Issue Price by the aggregate Issue Price delivered to the Company by the Subscribers hereunder)an amount equal to one-half percent (0.5%) of the aggregate Issue Price of the Purchased Securities owned of record by such Subscribers on the first business day after the Non-Registration Event and for each subsequent thirty (30) day period (pro rata for any period less than thirty days) which are subject to non-registration event. The maximum aggregate Liquidated Damages payable to the Subscriber under this Agreement shall be five percent (5%) of the aggregate Issue Price paid by the Subscribers. The registration statement was not declared effective by Required Effectiveness Date, as such an Effectiveness Failure occurred and the Company made an estimate of the probable amount it would pay in damages and accrued $262,500.

 The Company entered  into a Settlement Agreement dated December 6, 2011, wherein it agreed to pay an aggregate of $262,500 due to the Company’s failure to obtain the effectiveness of  an S-1 Registration Statement by the agreed upon date.  The $262,500 is to be paid in three installments with the final installment due March 31, 2012.  In consideration of such amount the investors waived their right to bring any actions against the Company, CEH Delaware or Guoying for damages due to the Company’s inability to cause the Registration Statement to be effective in a timely manner and any subsequent damages that might have become due under Section 9(d) of their Subscription Agreements. The investors further agreed to waive their rights to declare any future Event of Default under Section 7(o) “Further Registration Statements”, Section 7(r) “Uplisting” and Section 9(d) “Non-Registration Events” of their Subscription Agreements.  The Company has made payment of Liquidated Damages in amount of $72,812.50 as of December 31, 2011. The Company will continue to negotiate the penalty payment wth investors and assess the likelihood of payments under this arrangement.

Operating Leases

The Company leases various facilities under operating leases that terminate on various dates.

The Company incurred rent expenses of $143,743 and $55,308 for the years ended December 31, 2011 and 2010 respectively.

The lease expenses for the next five years are estimated to be as follows:

2012	$156,808
2013	133,615
2014	40,176
2015	12,276
2016	12,276
Thereafter	8,184
Total	$363,335